Credit Risk (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of credit risk exposure [abstract]
Disclosure of provision matrix
The table below presents an analysis of loans and advances at amortised cost by gross exposure, impairment allowance, impairment charge and coverage ratio by stage allocation and business segment as at 30 June 2021. Also included are off-balance sheet loan commitments and financial guarantee contracts by gross exposure, impairment allowance and coverage ratio by stage allocation as at 30 June 2021.
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure, as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 30.06.21	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	158,587	23,576	2,715	184,878	313	1,035	944	2,292	182,586
Barclays International	23,286	2,886	1,760	27,932	575	781	1,004	2,360	25,572
Head Office	4,003	502	760	5,265	3	39	358	400	4,865
Total Barclays Group retail	185,876	26,964	5,235	218,075	891	1,855	2,306	5,052	213,023
Barclays UK	36,069	1,727	1,081	38,877	63	49	89	201	38,676
Barclays International	82,515	13,617	1,425	97,557	231	329	673	1,233	96,324
Head Office	522	3	32	557	—	—	31	31	526
Total Barclays Group wholesale[1]	119,106	15,347	2,538	136,991	294	378	793	1,465	135,526
Total loans and advances at amortised cost	304,982	42,311	7,773	355,066	1,185	2,233	3,099	6,517	348,549
Off-balance sheet loan commitments and financial guarantee contracts[2]	298,150	45,696	664	344,510	228	436	49	713	343,797
Total[3]	603,132	88,007	8,437	699,576	1,413	2,669	3,148	7,230	692,346

	As at 30.06.21				Half year ended 30.06.21
	Coverage ratio				Loan impairment release and loan loss rate
	Stage 1	Stage 2	Stage 3	Total	Loan impairment release		Loan loss rate
	%	%	%	%	£m		bps
Barclays UK	0.2	4.4	34.8	1.2		(259)		—
Barclays International	2.5	27.1	57.0	8.4		(19)		—
Head Office	0.1	7.8	47.1	7.6		(6)		—
Total Barclays Group retail	0.5	6.9	44.0	2.3		(284)		—
Barclays UK	0.2	2.8	8.2	0.5		(23)		—
Barclays International	0.3	2.4	47.2	1.3		(75)		—
Head Office	—	—	96.9	5.6		—		—
Total Barclays Group wholesale[1]	0.2	2.5	31.2	1.1		(98)		—
Total loans and advances at amortised cost	0.4	5.3	39.9	1.8		(382)		—
Off-balance sheet loan commitments and financial guarantee contracts[2]	0.1	1.0	7.4	0.2		(343)
Other financial assets subject to impairment[3]						(17)
Total	0.2	3.0	37.3	1.0		(742)
1Includes Wealth and Private Banking exposures measured on an individual basis, and excludes Business Banking exposures that are managed on a collective basis. The net impact is a difference in total exposure of £7,796m of balances reported as wholesale loans on page 30 in the Loans and advances at amortised cost by product disclosure.
2Excludes loan commitments and financial guarantees of £21bn carried at fair value.
3Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £186.0bn and impairment allowance of £114m. This comprises £9m ECL on £185.8bn Stage 1 assets, £3m on £58m Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £102m on £109m Stage 3 other assets.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31.12.20	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	153,250	23,896	2,732	179,878	332	1,509	1,147	2,988	176,890
Barclays International[1]	21,048	5,500	1,992	28,540	396	1,329	1,205	2,930	25,610
Head Office	4,267	720	844	5,831	4	51	380	435	5,396
Total Barclays Group retail	178,565	30,116	5,568	214,249	732	2,889	2,732	6,353	207,896
Barclays UK	31,918	4,325	1,126	37,369	13	129	116	258	37,111
Barclays International[1]	79,911	16,565	2,270	98,746	288	546	859	1,693	97,053
Head Office	570	—	33	603	—	—	31	31	572
Total Barclays Group wholesale[2]	112,399	20,890	3,429	136,718	301	675	1,006	1,982	134,736
Total loans and advances at amortised cost	290,964	51,006	8,997	350,967	1,033	3,564	3,738	8,335	342,632
Off-balance sheet loan commitments and financial guarantee contracts[3]	289,939	52,891	2,330	345,160	256	758	50	1,064	344,096
Total[4]	580,903	103,897	11,327	696,127	1,289	4,322	3,788	9,399	686,728

	As at 31.12.20				Year ended 31.12.20
	Coverage ratio				Loan impairment charge and loan loss rate[5]
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge		Loan loss rate
	%	%	%	%	£m		bps
Barclays UK	0.2	6.3	42.0	1.7		1,070		59
Barclays International[1]	1.9	24.2	60.5	10.3		1,680		589
Head Office	0.1	7.1	45.0	7.5		91		156
Total Barclays Group retail	0.4	9.6	49.1	3.0		2,841		133
Barclays UK	—	3.0	10.3	0.7		154		41
Barclays International[1]	0.4	3.3	37.8	1.7		914		93
Head Office	—	—	93.9	5.1		—		—
Total Barclays Group wholesale[2]	0.3	3.2	29.3	1.4		1,068		78
Total loans and advances at amortised cost	0.4	7.0	41.5	2.4		3,909		111
Off-balance sheet loan commitments and financial guarantee contracts[3]	0.1	1.4	2.1	0.3		776
Other financial assets subject to impairment[4]						153
Total[5]	0.2	4.2	33.4	1.4		4,838
1Private Banking have refined the methodology to classify £5bn of their exposure between Wholesale and Retail during the year.
2Includes Wealth and Private Banking exposures measured on an individual basis, and excludes Business Banking exposures that are managed on a collective basis. The net impact is a difference in total exposure of £7,551m of balances reported as wholesale loans on page 30 in the Loans and advances at amortised cost by product disclosure.
3Excludes loan commitments and financial guarantees of £9.5bn carried at fair value.
4Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.3bn and impairment allowance of £165m. This comprises £11m ECL on £175.7bn Stage 1 assets, £9m on £4.4bn Stage 2 fair value through other comprehensive income assets,other assets and cash collateral and settlement balances and £145m on £154m Stage 3 other assets.
5The loan loss rate is 138 bps after applying the total impairment charge of £4,838m.
Loans and advances at amortised cost by product
The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

		Stage 2
As at 30.06.21	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	144,103	17,991	1,666	823	20,480	2,235	166,818
Credit cards, unsecured loans and other retail lending	34,537	5,642	300	209	6,151	2,773	43,461
Wholesale loans	126,342	14,760	529	391	15,680	2,765	144,787
Total	304,982	38,393	2,495	1,423	42,311	7,773	355,066

Impairment allowance
Home loans	15	56	6	7	69	389	473
Credit cards, unsecured loans and other retail lending	834	1,547	100	120	1,767	1,852	4,453
Wholesale loans	336	381	5	11	397	858	1,591
Total	1,185	1,984	111	138	2,233	3,099	6,517

Net exposure
Home loans	144,088	17,935	1,660	816	20,411	1,846	166,345
Credit cards, unsecured loans and other retail lending	33,703	4,095	200	89	4,384	921	39,008
Wholesale loans	126,006	14,379	524	380	15,283	1,907	143,196
Total	303,797	36,409	2,384	1,285	40,078	4,674	348,549

Coverage ratio	%	%	%	%	%	%	%
Home loans	—	0.3	0.4	0.9	0.3	17.4	0.3
Credit cards, unsecured loans and other retail lending	2.4	27.4	33.3	57.4	28.7	66.8	10.2
Wholesale loans	0.3	2.6	0.9	2.8	2.5	31.0	1.1
Total	0.4	5.2	4.4	9.7	5.3	39.9	1.8

As at 31.12.20
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	138,639	16,651	1,785	876	19,312	2,234	160,185
Credit cards, unsecured loans and other retail lending	33,021	9,470	544	306	10,320	3,172	46,513
Wholesale loans	119,304	19,501	1,097	776	21,374	3,591	144,269
Total	290,964	45,622	3,426	1,958	51,006	8,997	350,967

Impairment allowance
Home Loans	33	57	13	14	84	421	538
Credit cards, unsecured loans and other retail lending	680	2,382	180	207	2,769	2,251	5,700
Wholesale Loans	320	650	50	11	711	1,066	2,097
Total	1,033	3,089	243	232	3,564	3,738	8,335

Net exposure
Home loans	138,606	16,594	1,772	862	19,228	1,813	159,647
Credit cards, unsecured loans and other retail lending	32,341	7,088	364	99	7,551	921	40,813
Wholesale loans	118,984	18,851	1,047	765	20,663	2,525	142,172
Total	289,931	42,533	3,183	1,726	47,442	5,259	342,632

Coverage ratio	%	%	%	%	%	%	%
Home loans	—	0.3	0.7	1.6	0.4	18.8	0.3
Credit cards, unsecured loans and other retail lending	2.1	25.2	33.1	67.6	26.8	71.0	12.3
Wholesale loans	0.3	3.3	4.6	1.4	3.3	29.7	1.5
Total	0.4	6.8	7.1	11.8	7.0	41.5	2.4
Loans and advances at amortised cost by selected sectors
The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance, with gross exposure and stage allocation for selected industry sectors within the wholesale loans portfolio. The industry sectors have been selected based upon the level of management focus they have received following the onset of the COVID-19 pandemic.
The gross loans and advances to selected sectors have decreased over the year driven by repayments and lower drawdowns. The reduction in provisions is informed by the improved macroeconomic outlook used in the Q221 scenario refresh, partially offset by management judgments to reflect the risk of uncertainty still prevailing within these sectors. The wholesale portfolio also benefits from a hedge protection programme that enables effective risk management against systemic losses. An additional £0.1bn (December 2020: £0.1bn) impairment allowance has been applied to the undrawn exposures not included in the table below.

	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 30.06.21	£m	£m	£m	£m	£m	£m	£m	£m
Air travel	305	322	21	648	3	13	18	34
Hospitality and leisure	4,019	1,907	298	6,224	48	68	49	165
Oil and gas	1,877	465	234	2,576	14	12	128	154
Retail	4,089	962	148	5,199	63	30	44	137
Shipping	485	220	12	717	5	35	—	40
Transportation	1,768	161	102	2,031	20	4	37	61
Total	12,543	4,037	815	17,395	153	162	276	591
Total of Wholesale exposures	10%	26%	29%	12%	45%	41%	32%	37%

	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31.12.20	£m	£m	£m	£m	£m	£m	£m	£m
Air travel	367	525	56	948	9	27	23	59
Hospitality and leisure	4,440	2,387	313	7,140	53	115	61	229
Oil and gas	1,754	854	465	3,073	31	27	140	198
Retail	3,907	1,153	283	5,343	78	51	108	237
Shipping	308	389	12	709	2	30	1	33
Transportation	1,148	253	125	1,526	19	10	57	86
Total	11,924	5,561	1,254	18,739	192	260	390	842
Total of Wholesale exposures	10%	26%	35%	13%	60%	37%	37%	40%

Disclosure of credit risk
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the terms 12-month ECL, lifetime ECL and credit-impaired is included in the Barclays PLC Annual Report 2020 on page 296. Transfers between stages in the table have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 6-month period.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Home loans	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2021	138,639	33	19,312	84	2,234	421	160,185	538
Transfers from Stage 1 to Stage 2	(6,369)	(2)	6,369	2	—	—	—	—
Transfers from Stage 2 to Stage 1	3,615	21	(3,615)	(21)	—	—	—	—
Transfers to Stage 3	(160)	—	(337)	(7)	497	7	—	—
Transfers from Stage 3	21	—	119	3	(140)	(3)	—	—
Business activity in the year	19,231	2	380	1	—	—	19,611	3
Changes to models used for calculation[1]	—	—	—	(4)	—	38	—	34
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,670)	(38)	(667)	13	(124)	(54)	(5,461)	(79)
Final repayments	(6,204)	(1)	(1,081)	(2)	(220)	(8)	(7,505)	(11)
Disposals	—	—	—	—	—	—	—	—
Write-offs[2]	—	—	—	—	(12)	(12)	(12)	(12)
As at 30 June 2021[3]	144,103	15	20,480	69	2,235	389	166,818	473

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	33,021	680	10,320	2,769	3,172	2,251	46,513	5,700
Transfers from Stage 1 to Stage 2	(1,590)	(72)	1,590	72	—	—	—	—
Transfers from Stage 2 to Stage 1	4,376	1,080	(4,376)	(1,080)	—	—	—	—
Transfers to Stage 3	(264)	(12)	(572)	(282)	836	294	—	—
Transfers from Stage 3	30	25	38	14	(68)	(39)	—	—
Business activity in the year	3,855	50	58	14	31	8	3,944	72
Changes to models used for calculation[1]	—	(5)	—	(33)	—	14	—	(24)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes[4]	(3,134)	(866)	(808)	310	(123)	282	(4,065)	(274)
Final repayments	(1,757)	(46)	(99)	(17)	(140)	(50)	(1,996)	(113)
Disposals[5]	—	—	—	—	(101)	(74)	(101)	(74)
Write-offs[2]	—	—	—	—	(834)	(834)	(834)	(834)
As at 30 June 2021[3]	34,537	834	6,151	1,767	2,773	1,852	43,461	4,453
1Changes to models used for calculation include a £34m movement in Home loans, £24m in Credit cards, unsecured loans and other retail lending and £36m in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
2In H121, gross write-offs amounted to £1,001m (H120: £953m) and post write-off recoveries amounted to £31m (H120: £15m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £970m (H120: £938m).
3Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £186.0bn (December 2020: £180.3bn) and impairment allowance of £114m (December 2020: £165m). This comprises £9m ECL (December 2020: £11m) on £185.8bn stage 1 assets (December 2020: £175.7bn), £3m (December 2020: £9m) on £58m stage 2 fair value through other comprehensive income assets, other assets and cash collateral and settlement balances (December 2020: £4.4bn) and £102m (December 2020: £145m) on £109m stage 3 other assets (December 2020: £154m).
4Transfers and risk parameter changes include a £0.3bn net release in ECL arising from a reclassification of £2.2bn gross loans and advances from Stage 2 to Stage 1 in Credit cards, unsecured loans and other retail lending. The reclassification followed a review of back-testing of results which indicated that accuracy of origination probability of default characteristics require management adjustments to correct and was first established in Q220.
5The £101m disposals reported within Credit cards, unsecured loans and other retail lending portfolio relates to debt sales undertaken during the year. The £1.7bn disposal reported within Wholesale loans includes a sale of £0.7bn debt securities as part of Group Treasury Operations and a £1.0bn sale of Barclays Asset Finance.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Wholesale loans	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2021	119,304	320	21,374	711	3,591	1,066	144,269	2,097
Transfers from Stage 1 to Stage 2	(4,636)	(12)	4,636	12	—	—	—	—
Transfers from Stage 2 to Stage 1	8,410	188	(8,410)	(188)	—	—	—	—
Transfers to Stage 3	(249)	(2)	(226)	(17)	475	19	—	—
Transfers from Stage 3	515	14	376	13	(891)	(27)	—	—
Business activity in the year	23,266	35	1,181	30	191	22	24,638	87
Changes to models used for calculation[1]	—	(7)	—	(29)	—	—	—	(36)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	81	(153)	(47)	(37)	(185)	(1)	(151)	(191)
Final repayments	(18,854)	(39)	(3,042)	(95)	(203)	(33)	(22,099)	(167)
Disposals[2]	(1,495)	(8)	(162)	(3)	(58)	(33)	(1,715)	(44)
Write-offs[3]	—	—	—	—	(155)	(155)	(155)	(155)
As at 30 June 2021[4]	126,342	336	15,680	397	2,765	858	144,787	1,591

Reconciliation of ECL movement to impairment charge/(release) for the period								£m
Home loans								(53)
Credit cards, unsecured loans and other retail lending								(339)
Wholesale loans								(307)
ECL movement excluding assets derecognised due to disposals and write-offs								(699)
Recoveries and reimbursements[5]								185
Exchange and other adjustments[6]								132
Impairment charge on loan commitments and other financial guarantees								(343)
Impairment charge on other financial assets[4]								(17)
Income statement release for the period								(742)
1Changes to models used for calculation include a £34m movement in Home Loans, £24m in Credit cards, unsecured loans and other retail lending and £36m in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
2The £101m disposals reported within Credit cards, unsecured loans and other retail lending portfolio relates to debt sales undertaken during the year. The £1.7bn disposal reported within Wholesale loans includes a sale of £0.7bn debt securities as part of Group Treasury Operations and a £1.0bn sale of Barclays Asset Finance.
3In H121, gross write-offs amounted to £1,001m (H120: £953m) and post write-off recoveries amounted to £31m (H120: £15m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £970m (H120: £938m).
4Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £186.0bn (December 2020: £180.3bn) and impairment allowance of £114m (December 2020: £165m). This comprises £9m ECL (December 2020: £11m) on £185.8bn stage 1 assets (December 2020: £175.7bn), £3m (December 2020: £9m) on £58m stage 2 fair value through other comprehensive income assets, other assets and cash collateral and settlement balances (December 2020: £4.4bn) and £102m (December 2020: £145m) on £109m stage 3 other assets (December 2020: £154m).
5Recoveries and reimbursements includes a net loss in relation to reimbursements from financial guarantee contracts held with third parties of £216m (H120 gain: £279m) and post write off recoveries of £31m (H120: £15m).
6Includes foreign exchange and interest and fees in suspense.

Loan commitments and financial guarantees
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Home loans	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2021	11,861	—	516	—	5	—	12,382	—
Net transfers between stages	(74)	—	71	—	3	—	—	—
Business activity in the year	6,287	—	1	—	—	—	6,288	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,397)	—	(17)	—	(2)	—	(7,416)	—
Limit management and final repayments	(238)	—	(22)	—	(3)	—	(263)	—
As at 30 June 2021	10,439	—	549	—	3	—	10,991	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	114,371	55	12,117	305	229	23	126,717	383
Net transfers between stages	5,784	217	(6,081)	(212)	297	(5)	—	—
Business activity in the year	3,378	1	32	1	1	1	3,411	3
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,005)	(215)	114	63	(248)	4	(1,139)	(148)
Limit management and final repayments	(4,941)	(4)	(398)	(5)	(57)	(3)	(5,396)	(12)
As at 30 June 2021	117,587	54	5,784	152	222	20	123,593	226

Wholesale loans
As at 1 January 2021	163,707	201	40,258	453	2,096	27	206,061	681
Net transfers between stages	682	116	504	(112)	(1,186)	(4)	—	—
Business activity in the year	37,211	28	2,915	89	12	9	40,138	126
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,603	(146)	680	(63)	(28)	2	2,255	(207)
Limit management and final repayments	(33,079)	(25)	(4,994)	(83)	(455)	(5)	(38,528)	(113)
As at 30 June 2021	170,124	174	39,363	284	439	29	209,926	487

Drivers of loan impairment charge
Overview of management adjustments to models for impairment allowance[1]

	As at 30.06.21		As at 31.12.20
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowances
	£m	%	£m	%
Home loans	83	17.5	131	24.3
Credit cards, unsecured loans and other retail lending	1,145	24.5	1,234	20.3
Wholesale loans	643	30.9	23	0.8
Total	1,871	25.9	1,388	14.8
Management adjustments to models for impairment allowance[1]

	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments	Other adjustments	Total impairment allowance
As at 30.06.21	£m	£m	£m	£m
Home loans	390	41	42	473
Credit cards, unsecured loans and other retail lending	3,534	1,398	(253)	4,679
Wholesale loans	1,435	651	(8)	2,078
Total	5,359	2,090	(219)	7,230

As at 31.12.20
Home loans	407	21	110	538
Credit cards, unsecured loans and other retail lending	4,849	1,625	(391)	6,083
Wholesale loans	2,755	421	(398)	2,778
Total	8,011	2,067	(679)	9,399
1Positive values reflect an increase in impairment allowance.
2Includes £4.3bn (December 2020: £6.8bn) of modelled ECL, £0.8bn (December 2020: £0.9bn) of individually assessed impairments and £0.3bn (December 2020: £0.3bn) ECL from non-modelled exposures.

Macroeconomic variables used in the calculation of ECL and the respective scenario probability weighting

Baseline average macroeconomic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	4.9	5.6	2.3
UK unemployment[2]	5.8	5.7	5.1
UK HPI[3]	(0.5)	0.3	3.1
UK bank rate	0.1	0.2	0.4
US GDP[1]	5.7	3.9	1.6
US unemployment[4]	5.6	4.5	4.4
US HPI[5]	3.9	3.5	3.5
US federal funds rate	0.3	0.3	0.7

As at 31.12.20
UK GDP[1]	6.3	3.3	2.6
UK unemployment[2]	6.7	6.4	5.8
UK HPI[3]	2.4	2.3	5.0
UK bank rate	—	(0.1)	—
US GDP[1]	3.9	3.1	2.9
US unemployment[4]	6.9	5.7	5.6
US HPI[5]	2.8	4.7	4.7
US federal funds rate	0.3	0.3	0.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Downside 2 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	(1.7)	2.0	5.2
UK unemployment[2]	7.3	8.2	6.6
UK HPI[3]	(5.8)	(5.8)	0.2
UK bank rate	0.1	—	—
US GDP[1]	1.5	1.4	2.0
US unemployment[4]	8.7	11.0	9.3
US HPI[5]	(4.9)	(3.0)	1.1
US federal funds rate	0.3	0.3	0.3

As at 31.12.20
UK GDP[1]	(3.9)	6.5	2.6
UK unemployment[2]	8.0	9.3	7.8
UK HPI[3]	(13.6)	(10.8)	0.5
UK bank rate	(0.2)	(0.2)	(0.1)
US GDP[1]	(2.4)	3.6	2.1
US unemployment[4]	13.4	11.9	10.1
US HPI[5]	(17.2)	(0.7)	0.6
US federal funds rate	0.3	0.3	0.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA house price index, relative to prior year end.

Downside 1 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	0.6	4.4	4.2
UK unemployment[2]	6.4	6.6	5.6
UK HPI[3]	(3.1)	(2.7)	1.7
UK bank rate	0.1	0.1	0.2
US GDP[1]	3.4	2.5	1.6
US unemployment[4]	7.4	7.9	6.1
US HPI[5]	(0.5)	0.2	2.3
US federal funds rate	0.3	0.3	0.3

As at 31.12.20
UK GDP[1]	0.1	6.6	3.2
UK unemployment[2]	7.3	8.0	6.9
UK HPI[3]	(6.7)	(3.5)	1.7
UK bank rate	(0.1)	(0.1)	—
US GDP[1]	0.4	3.6	2.3
US unemployment[4]	11.0	8.9	6.9
US HPI[5]	(5.9)	1.8	2.6
US federal funds rate	0.3	0.3	0.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Upside 2 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	6.8	9.4	4.0
UK unemployment[2]	5.5	4.9	4.4
UK HPI[3]	4.6	9.9	11.3
UK bank rate	0.1	0.4	0.6
US GDP[1]	6.5	8.2	3.4
US unemployment[4]	5.3	3.8	3.8
US HPI[5]	6.5	8.0	7.3
US federal funds rate	0.3	0.3	1.1

As at 31.12.20
UK GDP[1]	12.2	5.3	3.9
UK unemployment[2]	6.2	5.5	4.8
UK HPI[3]	6.6	10.4	10.8
UK bank rate	0.1	0.3	0.3
US GDP[1]	7.1	4.6	4.0
US unemployment[4]	5.5	4.3	4.1
US HPI[5]	8.8	9.1	8.9
US federal funds rate	0.3	0.4	0.6
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Upside 1 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	5.9	7.3	3.0
UK unemployment[2]	5.6	5.2	4.7
UK HPI[3]	1.5	4.5	7.4
UK bank rate	0.1	0.2	0.6
US GDP[1]	6.1	5.8	2.4
US unemployment[4]	5.5	4.2	4.2
US HPI[5]	6.2	6.8	5.7
US federal funds rate	0.3	0.3	0.9

As at 31.12.20
UK GDP[1]	9.3	3.9	3.4
UK unemployment[2]	6.4	6.0	5.2
UK HPI[3]	4.6	6.1	6.1
UK bank rate	0.1	0.1	0.3
US GDP[1]	5.5	4.0	3.7
US unemployment[4]	6.0	4.8	4.6
US HPI[5]	6.8	6.7	6.3
US federal funds rate	0.3	0.3	0.5
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30.06.21
Scenario probability weighting	19.6	24.5	26.4	16.9	12.6
As at 31.12.20
Scenario probability weighting	20.2	24.2	24.7	15.5	15.4
Specific bases show the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest points relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.21%		%	%	%	%
UK GDP[2]	25.9	20.2	3.3	(4.2)	(8.1)
UK unemployment[3]	4.1	4.3	5.1	7.5	9.8
UK HPI[4]	48.2	25.5	1.6	(5.8)	(11.8)
UK bank rate[3]	0.1	0.1	0.4	0.3	0.1
US GDP[2]	23.7	18.3	2.8	(0.2)	(3.2)
US unemployment[3]	3.8	4.2	4.7	8.9	12.0
US HPI[4]	41.2	32.6	3.6	(1.3)	(7.9)
US federal funds rate[3]	0.3	0.3	0.8	1.5	0.8

As at 31.12.20
UK GDP[2]	14.2	8.8	0.7	(22.1)	(22.1)
UK unemployment[3]	4.0	4.0	5.7	8.4	10.1
UK HPI[4]	48.2	30.8	3.6	(4.5)	(18.3)
UK bank rate[3]	0.1	0.1	—	0.6	0.6
US GDP[2]	15.7	12.8	1.6	(10.6)	(10.6)
US unemployment[3]	3.8	3.8	6.4	13.0	13.7
US HPI[4]	42.2	30.9	3.8	(3.7)	(15.9)
US federal funds rate[3]	0.1	0.1	0.3	1.3	1.3
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q121 (2020: Q120).
2Maximum growth relative to Q420 (2020: Q419), based on 20 quarter period in Upside scenarios; 5-year yearly average Compound Annual Growth Rate (CAGR) in Baseline; minimum growth relative to Q420 (2020: Q419), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter in 20 quarter period in Downside scenarios.
4Maximum growth relative to Q420 (2020: Q419), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q420 (2020: Q419), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5 year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.21%		%	%	%	%
UK GDP[2]	5.2	4.2	3.3	2.6	1.8
UK unemployment[3]	4.6	4.8	5.1	5.7	6.5
UK HPI[4]	8.2	4.7	1.6	—	(1.6)
UK bank rate[3]	0.7	0.6	0.4	0.2	—
US GDP[2]	4.6	3.7	2.8	2.0	1.4
US unemployment[3]	4.1	4.4	4.7	6.3	8.5
US HPI[4]	7.1	5.8	3.6	1.6	(0.4)
US federal funds rate[3]	1.1	0.9	0.8	0.6	0.3

As at 31.12.20
UK GDP[2]	2.5	1.6	0.7	0.1	(0.9)
UK unemployment[3]	5.0	5.3	5.7	6.5	7.2
UK HPI[4]	8.2	5.5	3.6	(0.2)	(3.6)
UK bank rate[3]	0.3	0.2	—	—	(0.1)
US GDP[2]	2.9	2.4	1.6	0.8	0.1
US unemployment[3]	5.3	5.7	6.4	8.3	10.4
US HPI[4]	7.3	5.5	3.8	0.8	(3.0)
US federal funds rate[3]	0.5	0.5	0.3	0.3	0.3
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index.
25-year yearly average CAGR, starting 2020 (2020: 2019).
35-year average. Period based on 20 quarters from Q121 (2020: Q120).
45-year quarter end CAGR, starting Q420 (2020: Q419).

ECL under 100% weighted scenarios for key principal portfolios

	Scenarios
As at 30.06.21	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	131,134	133,584	132,343	130,694	128,711	126,953
Credit cards, unsecured loans and other retail lending	44,014	45,185	44,809	44,307	42,383	39,252
Wholesale loans	160,174	162,762	162,201	160,564	158,614	152,164
Stage 1 Model ECL (£m)
Home loans	4	2	3	4	6	8
Credit cards, unsecured loans and other retail lending	379	269	288	324	456	486
Wholesale loans	248	187	203	224	306	352
Stage 1 Coverage (%)
Home loans	—	—	—	—	—	—
Credit cards, unsecured loans and other retail lending	0.9	0.6	0.6	0.7	1.1	1.2
Wholesale loans	0.2	0.1	0.1	0.1	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	24,345	21,895	23,136	24,785	26,769	28,526
Credit cards, unsecured loans and other retail lending	7,175	5,733	6,205	6,819	9,066	12,625
Wholesale loans	33,666	31,077	31,639	33,276	35,225	41,676
Stage 2 Model ECL (£m)
Home loans	20	13	15	18	27	39
Credit cards, unsecured loans and other retail lending	1,076	733	841	976	1,544	2,517
Wholesale loans	773	594	646	709	939	1,342
Stage 2 Coverage (%)
Home loans	0.1	0.1	0.1	0.1	0.1	0.1
Credit cards, unsecured loans and other retail lending	15.0	12.8	13.6	14.3	17.0	19.9
Wholesale loans	2.3	1.9	2.0	2.1	2.7	3.2
Stage 3 Model Exposure (£m)
Home loans	1,829	1,829	1,829	1,829	1,829	1,829
Credit cards, unsecured loans and other retail lending	2,374	2,374	2,374	2,374	2,374	2,374
Wholesale loans[1]	1,374	1,374	1,374	1,374	1,374	1,374
Stage 3 Model ECL (£m)
Home loans	324	307	315	325	337	352
Credit cards, unsecured loans and other retail lending	1,878	1,850	1,864	1,875	1,905	1,920
Wholesale loans[1]	67	65	66	67	69	72
Stage 3 Coverage (%)
Home loans	17.7	16.8	17.2	17.8	18.4	19.2
Credit cards, unsecured loans and other retail lending	79.1	77.9	78.5	79.0	80.2	80.9
Wholesale loans[1]	4.9	4.7	4.8	4.9	5.0	5.2
Total Model ECL (£m)
Home loans	348	322	333	347	370	399
Credit cards, unsecured loans and other retail lending	3,333	2,852	2,993	3,175	3,905	4,923
Wholesale loans[1]	1,088	846	915	1,000	1,314	1,766
Total Model ECL	4,769	4,020	4,241	4,522	5,589	7,088
1Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £783m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL	£m
Total model ECL	4,769
ECL from individually assessed impairments on stage 3 loans	783
ECL from non-modelled and other management adjustments[1]	1,678
Total ECL	7,230

1Includes £1.9bn post-model adjustments of which £0.4bn is included as part of total model ECL and £0.2bn ECL from non-modelled exposures.
The dispersion of results around the Baseline is an indication of uncertainty around the future projections. The disclosure highlights the results of the alternative scenarios enabling the reader to understand the extent of the impact on exposure and ECL from the upside/downside scenarios. Consequently, the use of five scenarios with associated weightings results in a total weighted ECL uplift from the Baseline ECL of 5.5%, largely driven by credit card losses which have more linear loss profiles than UK home loans and wholesale loan positions.
Home loans: Total weighted ECL of £348m represents a 0.3% increase over the Baseline ECL (£347m), and coverage ratios remain steady across the Upside scenarios, Baseline and Downside 1 scenario. However, total ECL increases in the Downside 2 scenario to £399m, driven by a significant fall in UK HPI (11.8%) reflecting the non-linearity of the UK portfolio.
Credit cards, unsecured loans and other retail lending: Total weighted ECL of £3,333m represents a 5% increase over the Baseline ECL (£3,175m) reflecting the range of economic scenarios used, mainly impacted by unemployment and other key retail variables. Total ECL increases to £4,923m under Downside 2 scenario, mainly driven by Stage 2, where coverage rates increase to 19.9% from a weighted scenario approach of 15% and circa £5.5bn increase in model exposure that meets the Significant Increase in Credit Risk criteria and transitions from Stage 1 to Stage 2.
Wholesale loans: Total weighted ECL of £1,088m represents an 8.8% increase over the Baseline ECL (£1,000m) reflecting the range of economic scenarios used, with exposures in the Investment Bank particularly sensitive to the Downside 2 scenario.

	Scenarios
As at 31.12.20	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	131,422	134,100	133,246	132,414	130,547	128,369
Credit cards, unsecured loans and other retail lending	51,952	53,271	52,932	51,995	50,168	48,717
Wholesale loans	149,099	155,812	154,578	152,141	144,646	131,415
Stage 1 Model ECL (£m)
Home loans	6	4	5	6	14	42
Credit cards, unsecured loans and other retail lending	392	316	340	372	415	415
Wholesale loans	262	242	258	249	278	290
Stage 1 Coverage (%)
Home loans	—	—	—	—	—	—
Credit cards, unsecured loans and other retail lending	0.8	0.6	0.6	0.7	0.8	0.9
Wholesale loans	0.2	0.2	0.2	0.2	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	19,180	16,502	17,356	18,188	20,055	22,233
Credit cards, unsecured loans and other retail lending	13,399	10,572	11,579	13,176	16,477	19,322
Wholesale loans	32,677	25,963	27,198	29,635	37,130	50,361
Stage 2 Model ECL (£m)
Home loans	37	31	32	33	42	63
Credit cards, unsecured loans and other retail lending	2,207	1,618	1,837	2,138	2,865	3,564
Wholesale loans	1,410	952	1,047	1,223	1,771	2,911
Stage 2 Coverage (%)
Home loans	0.2	0.2	0.2	0.2	0.2	0.3
Credit cards, unsecured loans and other retail lending	16.5	15.3	15.9	16.2	17.4	18.4
Wholesale loans	4.3	3.7	3.8	4.1	4.8	5.8
Stage 3 Model Exposure (£m)
Home loans	1,778	1,778	1,778	1,778	1,778	1,778
Credit cards, unsecured loans and other retail lending	2,585	2,585	2,585	2,585	2,585	2,585
Wholesale loans[1]	2,211	2,211	2,211	2,211	2,211	2,211
Stage 3 Model ECL (£m)
Home loans	307	282	286	290	318	386
Credit cards, unsecured loans and other retail lending	2,003	1,947	1,972	2,001	2,055	2,078
Wholesale loans[1]	146	128	134	141	157	184
Stage 3 Coverage (%)
Home loans	17.3	15.9	16.1	16.3	17.9	21.7
Credit cards, unsecured loans and other retail lending	77.5	75.3	76.3	77.4	79.5	80.4
Wholesale loans[1]	6.6	5.8	6.1	6.4	7.1	8.3
Total Model ECL (£m)
Home loans	350	317	323	329	374	491
Credit cards, unsecured loans and other retail lending	4,602	3,881	4,149	4,511	5,335	6,057
Wholesale loans[1]	1,818	1,322	1,439	1,613	2,206	3,385
Total Model ECL	6,770	5,520	5,911	6,453	7,915	9,933

1Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £902m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL[1]	£m
Total model ECL	6,770
ECL from individually assessed impairments on stage 3 loans	902
ECL from non-modelled and other management adjustments	1,727
Total ECL	9,399
1Includes £1.4bn of post-model adjustments and £0.3bn ECL from non-modelled exposures.